Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Jupai Holdings Limited (the ‘‘Company’’ or the “Group”), formerly Jupai Investment Group, was incorporated on August 13, 2012 in the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entity, Shanghai Jupai Investment Group Co., Ltd. (‘‘Shanghai Jupai’’ or ‘‘the VIE’’) and the VIE’s subsidiaries provides wealth management and asset management services to the high net worth individuals in the People’s Republic of China (‘‘PRC’’). The VIE’s subsidiaries began offering services in 2010 through Shanghai Jupai, which was founded in the PRC on July 28, 2010.

The Company’s significant subsidiaries as of December 31, 2023 include the following:

	Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. (“Shanghai Juxiang”)	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. (“Shanghai Baoyi”)	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited (“Jupai Hong Kong”)	August 21, 2012	Hong Kong	100%

Shanghai Yedu's significant subsidiaries as of December 31, 2023 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidexin Equity Investment Management Co., Ltd ("Yidexin")	July 16, 2015	PRC	100%